Share-based compensation - Schedule of restricted share units activity (Detail) - Restricted Stock Units (RSUs) [Member] - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested restricted equity beginning balance	2,098,069
Restricted share units, grants in period	306
Restricted share units, Vested in period	(289,451)
Restricted share units, Forfeited in period	(14,338)
Non-vested restricted equity ending balance	1,794,586	2,098,069
Weighted average grant-date fair vale Outstanding	¥ 274.51
Weighted average grant-date fair vale, grants	579.27
Weighted average grant-date fair value, Vested	274.51
Weighted average grant-date fair value, Forfeited	274.51
Weighted average grant-date fair vale Outstanding	¥ 274.55	¥ 274.51
Weighted average remaining contractual life	2 years 6 months 29 days	2 years 6 months 29 days